CONTRACTUAL OBLIGATIONS (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($) oz t $ / oz shares
CONTRACTUAL OBLIGATIONS
Percentage of shares considered for dividends distributed	2.00%
Contingent cash payments, Period for achievement of certain production milestones	5 years
La Bolsa | Gold Stream interests
CONTRACTUAL OBLIGATIONS
Percent of life of mine production	5.00%
Per ounce cash payment: Lesser of amount below and the then prevailing market price (unless otherwise noted) | $ / oz	450
La Colorada | Gold Stream interests
CONTRACTUAL OBLIGATIONS
Percent of life of mine production	100.00%
Per ounce cash payment: Lesser of amount below and the then prevailing market price (unless otherwise noted) | $ / oz	650
El Mochito | Silver Stream interests
CONTRACTUAL OBLIGATIONS
Percent of life of mine production	25.00%
Per ounce cash payment: Lesser of amount below and the then prevailing market price (unless otherwise noted), as a percentage of spot price of silver	25.00%
Moss | Silver Stream interests
CONTRACTUAL OBLIGATIONS
Percent of life of mine production	100.00%
Per ounce cash payment: Lesser of amount below and the then prevailing market price (unless otherwise noted), as a percentage of spot price of silver	20.00%
Silver delivered (in ounces)	3,500,000
Percent of remaining life of mine production after delivery of silver	50.00%
Auramet | Prepaid gold interest
CONTRACTUAL OBLIGATIONS
Gold ounces to be purchased per quarter	1,250
Gold ounces to be purchased in percentage of dividends per quarter	2.00%
Per ounce cash payment: Lesser of amount below and the then prevailing market price (unless otherwise noted), as a percentage of spot price of gold	16.00%
Silvertip
CONTRACTUAL OBLIGATIONS
Number of additional common shares to be issued | shares	1,400,000
Commercial production and cumulative throughput (in tonnes) | t	400,000
Omolon GRR Royalty
CONTRACTUAL OBLIGATIONS
Additional payments to be made after sale of 1.2 million gold equivalent ounces | $	$ 1.5
Sale of gold equivalent ounces required to make additional payments	1,200,000
Newmont Portfolio Acquisition
CONTRACTUAL OBLIGATIONS
Contingent cash payments | $	$ 15.0